Liability for Future Equity (Details) - SAFE Agreements [Member] - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2024	Apr. 24, 2025
Liability For Future Equity [Line Items]
Total consideration	$ 846
Series C Redeemable Convertible Preferred Shares [Member]
Liability For Future Equity [Line Items]
Convertible, shares issuable		67,368